Chou Income Fund
Chou Income Fund
Investment Objective
The investment objective of the Chou Income Fund (the "Income Fund" or "Fund") is to provide capital appreciation and income production, with capital preservation as a secondary consideration.
Fees and Expenses of the Income Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Income Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Chou Income Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the sale price)	none
Maximum Deferred Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of the offering price)	none
Redemption Fee (as a percentage of amount redeemed within 120 days of purchase, if applicable)	2.00%
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Chou Income Fund
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	1.10%
Total Annual Fund Operating Expenses	2.10%
Fee Waiver and/or Expense Reimbursement	(0.90%)
Net Annual Fund Operating Expenses	1.20%	[1]
[1]	Chou America Management Inc. ("Chou" or the "Adviser") has contractually agreed to waive a portion of its fee and/or reimburse Income Fund expenses to limit Total Annual Fund Operating Expenses (excluding other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, and extraordinary expenses such as litigation) to 1.20% through at least May 1, 2018 ("Expense Cap"). The Expense Cap may be changed or eliminated at any time with the consent of the Board of Trustees of Chou America Mutual Funds (the "Board"). Net Annual Fund Operating Expenses will increase if exclusions from the Expense Cap apply.

Expense Example

This Example is intended to help you compare the cost of investing in the Income Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Income Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Income Fund's operating expenses remain the same (though the fee waiver is applied in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Chou Income Fund | | USD ($)	122	571	1,046	2,360

Portfolio Turnover

The Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Income Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Income Fund's performance. During the most recent fiscal year, the Income Fund's portfolio turnover rate was 22% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Income Fund will invest at least 80% of its net assets in fixed-income securities (which includes other forms of indebtedness), financial instruments that provide exposure to fixed-income securities, and preferred stock. The Income Fund's fixed-income investments principally will include U.S. and non-U.S. government and municipal securities, distressed securities, corporate debt (both investment grade and below-investment grade), income trusts, bank debt and deposits, commercial paper, variable and floating rate securities, Rule 144A securities, pay-in-kind securities, loan participation interests, mortgage or asset-backed securities, preferred stock and convertible securities. The Income Fund also may invest in money market funds that invest principally in U.S. Treasury bills, notes and bonds and repurchase agreements backed by such securities. The Income Fund may invest in fixed-income securities in both developed markets and emerging markets. Portfolio holdings are typically concentrated without limits as to factors such as geography, the size of an issuer, the issuer's earnings or the industry in which an issuer operates.

The Income Fund may invest in distressed securities and corporate bonds or other indebtedness that are rated below-investment grade. These are securities generally rated in the lower rating categories ("Baa3" or lower by Moody's Investors Service ("Moody's") or "BBB-" or lower by Standard & Poor's Ratings Group ("S&P"), or a comparable rating) by at least one nationally recognized statistical rating organization at the time of investment or, if unrated, are determined to be of comparable quality by the Portfolio Manager.

Chou may also invest the Income Fund's assets in short-term fixed-income securities or bank deposits during periods of high market valuations and volatility. This strategy may permit Chou to preserve capital while awaiting more favorable market conditions.

The Income Fund may invest up to 20% of its net assets in equity securities (other than preferred stock and convertible securities), including common stock, American Depositary Receipts ("ADRs"), pooled investment vehicles, including private equity, hedge funds, rights, and warrants.

The Income Fund may use financial instruments (including derivatives) as part of its principal investment strategies, as more fully described in the prospectus. The Income Fund may also lend securities in its portfolio in order to earn additional income and manage its portfolio. Cash collateral received in connection with a loan of a portfolio security will generally be invested in short-term investments such as repurchase agreements or money market funds.

Principal Investment Risks

The Income Fund's net asset value ("NAV") and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Income Fund or the Income Fund could underperform other investments. An investment in the Income Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Investments in the Income Fund are subject to the following principal risks:

Below-Investment Grade Securities Risk is the risk that the market values for the Income Fund's investments in below-investment grade securities may be very volatile. In addition, these securities are less liquid than investment grade debt securities.

Common Stock Risk is the risk that Income Fund's common stock holdings may decline in value because of changes in the price of a particular issuer or a broad stock market decline. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.

Concentration Risk is the risk that by concentrating up to, but less than, 25% of its investments in an industry or industries the performance of the Income Fund may be tied closely to and be affected by developments in that industry.

Convertible Securities Risk entails some of the risks of both equity and debt securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with the fluctuations in the market value of the underlying securities.

Covered Call Option Risk is the risk that options written by the Income Fund will be affected by changes in the value of and dividend rates of the security on which the option is written, changes in the actual or perceived volatility of the stock market, the remaining time to the options and reduced liquidity in the market for options.

Currency Risk is the risk that arises if the Income Fund invests directly in foreign (non-U.S.) currencies, in securities that trade in and/or receive revenues in foreign currencies or in derivatives that provide exposure to foreign currencies. These investments are subject to the risk that the foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivatives Risk occurs because derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes, interest rates or currencies. The Income Fund may invest in a variety of derivatives, including options, futures, swaps, swap caps, forwards and curve steepeners. Investments in derivatives can be volatile and can have a large impact on the performance of the Income Fund. Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying securities, instrument, currency or index may result in a substantial gain or loss for the Income Fund. Derivatives may cause leverage. Leverage risk is created when an investment exposes the Income Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Income Fund's risk of loss. Other risks of investments in derivatives include imperfect correlation between the value of these derivative instruments and the underlying assets; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. Investments in derivatives require different skills and techniques than other securities in which the Income Fund may invest.

•Correlation Risk is the risk of imperfect correlation between the value of these derivative instruments and the underlying assets.

•Counterparty Risk is the risk that a counterparty to a derivative instrument may become bankrupt or otherwise fail to perform its obligations due to financial difficulties, and the Income Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

•Credit Derivative Risk is the risk that a credit derivative position may correlate imperfectly with the price of the asset or liability being hedged. The Income Fund's risk of loss in a credit derivative transaction varies with the form of the transaction.

•Leverage Risk is created when an investment exposes the Income Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Income Fund's risk of loss and potential for gain.

•Segregation Risk is the risk associated with any requirements, which may be imposed on the Income Fund, to segregate assets or enter into offsetting positions in connection with investments in derivatives. Such segregation will not limit the Income Fund's exposure to loss, and the Income Fund may incur investment risk with respect to the segregated assets to the extent that, but for the applicable segregation requirement, the Fund would sell the segregated assets.

•Volatility Risk is the risk that, because the Income Fund may use some derivatives that involve economic leverage, this economic leverage will increase the volatility of a derivative instrument, as they may increase or decrease in value more quickly than the reference asset.

Distressed Securities Risk is the risk that the Income Fund may be required to incur extraordinary expenses in order to protect and recover its investments in distressed securities, including when the issuer of distressed securities files for bankruptcy protection.

Emerging Markets Risk. Emerging markets investments are subject to the same risks as foreign investments and to additional risks due to greater political and economic uncertainties as well as a relative lack of information about companies in such markets. Securities traded on emerging markets are potentially illiquid and may be subject to volatility and high transaction costs.

Equity Securities Risk (including ADR Risk) is the risk that the Income Fund's equity holdings, including common and preferred stock, may decline in value because of changes in price of a particular holding or a broad stock market decline. The value of a security may decline for a number of reasons which directly relate to the issuer of a security. ADRs may be subject to some of the same risks as direct investment in foreign companies, which include international trade, currency, political, regulatory and diplomatic risks.

Fixed-Income Securities Risk includes the risks that arise when investing in fixed-income securities or other indebtedness. These risks include:

•Credit Risk - The financial condition of an issuer of a debt security may cause the issuer to default or become unable to pay interest or principal due on the security. If an issuer defaults, the affected security could lose all of its value, be renegotiated at a lower interest rate or principal amount, or become illiquid. Higher yielding debt securities of lower credit quality may have greater credit risk than lower yielding securities with higher credit quality.

•Interest Rate Risk - The value of the Income Fund's investments in fixed-income securities will fall when interest rates rise. The effect of increasing interest rates is more pronounced for intermediate-term or longer-term fixed-income obligations owned by the Income Fund. In addition, spreads on certain fixed-income investments can widen suddenly and sharply, negatively impacting the value of the underlying security. This can occur in both investment and non-investment grade securities.

•Prepayment Risk - Issuers may prepay fixed rate obligations when interest rates fall, forcing the Income Fund to reinvest in obligations with lower interest rates than the original obligations.

•Variable and Floating Interest Rate Risk - The interest rates of variable and floating rate securities may adjust whenever a specified interest rate changes and/or that reset on predetermined dates (such as the last day of a month or calendar quarter). Variable and floating rate securities generally are less sensitive to interest rate changes but may produce a leveraging effect or provide interest payments that vary inversely with market rates. Floating and variable rate securities also may be called or redeemed by the issuer prior to maturity, which may result in the Income Fund having to reinvest proceeds in other investments at a lower interest rate. The Income Fund may also suffer a loss if there is no active secondary market for any particular floating or variable rate security.

Focused Portfolio Risk is the risk that, because the portfolio may be invested in relatively fewer individual securities than other more diversified funds, the increase or decrease in the value of a single position held by the portfolio may have a greater impact on the performance of the Income Fund than if it were more broadly invested.

Foreign Investments Risk. The value of foreign investments may be affected by risks in addition to those affecting domestic investments, including the imposition of new or amended government regulations, changes in diplomatic relations between the U.S. and another country, political and economic instability, the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital or nationalization and/or increased taxation or confiscation of investors' assets. Investments in securities of foreign issuers are subject to fluctuations in the value of the issuer's local currency relative to the U.S dollar and may be subject to foreign withholding and other taxes.

Futures and Forward Contracts Risk There may be an imperfect correlation between the changes in market value of the securities held by the Income Fund and the prices of futures and forward contracts. There may not be a liquid secondary market for the futures contracts. Forward currency and currency futures transactions include the risks associated with fluctuations in currency.

Hedging Risk is the risk that investments made by the Income Fund to hedge or minimize risk may not work as anticipated. In addition, should the Income Fund purchase put options to hedge risk, the Income Fund could lose the entire premium paid for the put options.

Issuer Risk is the risk that the value of a security may decline for reasons that directly relate to the issuer of the security.

Liquidity Risk is the risk that the Income Fund may not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and may thereby experience difficulty satisfying redemption requests.

Loans and Loan Participation Interests Risk is the risk that the Income Fund's rights under a participation interest with respect to a particular loan may be more limited than the rights of original lenders or of investors who acquire an assignment of that loan. The Income Fund normally will have to rely on the participating lender to demand and receive payments in respect of the loans, and to pay those amounts on to the Income Fund, and the Income Fund would not likely have any rights against the borrower directly.

Manager Risk is the risk that investment strategies employed by the Portfolio Manager in selecting investments and asset allocations for the Income Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

Market Events Risk is the risk that turbulence in financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect many issuers worldwide, which could have an adverse effect on the Income Fund. Similarly, the value of debt securities may be adversely affected by changes in bond market size and structure, such as changes that result from a decision by a central bank to revise monetary policy (for example, the end of the Federal Reserve Board's program to purchase and hold debt securities) or a significant reduction in capacity of dealers to intermediate (or "make a market") in debt securities due to changes in regulatory and capital requirements.

Mortgage-Related and Other Asset-Backed Risk is the risk that rising interest rates tend to extend the duration of fixed rate mortgage-related securities and other asset-backed securities, making them more sensitive to changes in interest rates. Additionally, mortgage-related securities and asset-backed securities are subject to prepayment risk.

Municipal Securities Risk is the risk that the amount of public information available about municipal securities is generally less than that for corporate securities. Special factors, such as legislative changes, and economic and business developments, may adversely affect the yield and/or value of the Income Fund's investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state in which the Income Fund invests may have an impact on the Income Fund's share price.

Non-Diversification Risk is the risk that because the Income Fund may have greater investment in a single issuer it is more susceptible to events impacting such issuer, and that as a result performance of the Income Fund may be more volatile than performance of a diversified fund.

Options Risk The price of the options, which is a function of interest rates, volatility, dividends, the exercise price, stock price and other market factors, may change rapidly over time. Price valuations or market movements may not justify purchasing put options on individual securities, stock indexes and ETFs, or, if purchased, the options may expire unexercised, causing the Income Fund to lose the premium paid for the options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective. Over-the-counter options expose the Income Fund to counterparty risk.

Pay-In-Kind Securities Risk arises because pay-in-kind securities pay interest through the issuance of additional debt or equity securities. As a result, holders of these types of securities realize no cash until the cash payment date unless a portion of such securities is sold. If the issuer defaults, the Income Fund may obtain no return at all on its investment.

Pooled Investment Vehicle Risk is the risk that the pooled investment vehicles in which the Income Fund may invest, including money market funds, may charge fees, and such fees may be more than the Income Fund would pay if the manager of the pooled vehicle managed the Income Fund's assets directly.

Preferred Stock Risk Preferred stocks are subordinated to bonds and other debt instruments in a company's capital structure and therefore will be subject to greater credit risk than those debt instruments. In addition, preferred stocks are subject to other risks, such as having no or limited voting rights, being subject to special redemption rights, having distributions deferred or skipped, having limited liquidity, changing tax treatments and possibly being in heavily regulated industries.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

The Fund currently has a large shareholder controlled by the Fund's Portfolio Manager. The shareholder has, and may continue to, pledge some or all of its Fund shares to secure loans. The shareholder may redeem shares at any time to repay its loans or to raise cash for other purposes. In addition, a loan default may result in the lender redeeming any pledged shares.

Regional Risk occurs because adverse conditions in a certain region or country can adversely affect securities of issuers in other countries whose economies appear to be unrelated. To the extent that the Income Fund invests a significant portion of its assets in a specific geographic region or a particular country, the Income Fund will generally have more exposure to the specific regional or country economic risks. In the event of economic or political turmoil or a deterioration of diplomatic relations in a region or country where a substantial portion of the Income Fund's assets are invested, the Income Fund may experience substantial illiquidity or reduction in the value of the Income Fund's investments.

Repurchase Agreement Risk is the risk that if the party agreeing to repurchase should default, the Income Fund may sell the purchased securities and incur procedural costs or delays in addition to any loss on the securities.

Restricted Securities Risk is the risk that Rule 144A Securities may not be readily marketable in broad public markets or may become illiquid. The Income Fund may not be able to sell the restricted security when Chou considers it desirable to do so and/or may have to sell the security at a lower price. In addition, transaction costs may be higher for Rule 144A securities than for more liquid securities.

Securities Lending Risk may occur when borrowers of the Income Fund's securities provide collateral in the form of cash that is reinvested in securities. The securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Income Fund's ability to vote proxies or to settle transactions. Securities Lending subjects the Income Fund to Leverage Risk.

Swap Contracts and Swap Caps Risk The use of swaps and swap caps involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In addition, each swap and swap cap exposes the Income Fund to counterparty risk when a counterparty to a financial instrument entered into by the Income Fund may become bankrupt or otherwise fail to perform its obligations due to financial difficulties. As a result, the Income Fund may experience delays in or be prevented from obtaining payments owed to it pursuant to a swap contract. Swap caps are less liquid than swaps.

Warrants Risk is the risk that warrants can provide a greater potential for loss than an equivalent investment in the underlying security. The price of a warrant does not necessarily move in tandem with the price of the underlying security and, therefore, a warrant may be highly volatile and speculative. If a warrant held by the Income Fund is not exercised by the date of its expiration, the Income Fund would lose the entire purchase price of the warrant.

Performance Information

The following chart and table illustrate the variability of the Income Fund's returns as of December 31, 2016. The chart and table provide some indication of the risks of investing in the Income Fund by showing the changes in the performance from year to year and how the Income Fund's average annual returns for one year, five years and since inception compare to the Barclays Capital U.S. Corporate High Yield Bond Index, a broad measure of market performance. Updated performance is available at www.chouamerica.com or by calling (877) 682-6352 (toll free).

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.

Annual Returns as of December 31

During the period shown, the highest return for a quarter was 13.76% (for the quarter ended September 30, 2012), and the lowest return was -10.73% (for the quarter ended September 30, 2011).
Average Annual Total Returns (For the periods ended December 31, 2016)
Average Annual Returns - Chou Income Fund	Label	1 Year	5 Years	Since Inception	Inception Date
	Return Before Taxes	20.72%	10.83%	8.58%	Jul. 01, 2010
After Taxes on Distributions |	Return After Taxes on Distributions	14.29%	5.75%	3.88%
After Taxes on Distributions and Sale of Fund Shares |	Return After Taxes on Distributions and Sale of Fund Shares	11.45%	6.25%	4.65%
Barclays Capital U.S. Corporate High Yield Bond Index (reflects no deduction for fees, expenses or taxes)	Barclays Capital U.S. Corporate High Yield Bond Index (reflects no deduction for fees, expenses or taxes)	17.13%	7.36%	8.02%

Barclays Capital U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").